COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES	NOTE 6. COMMITMENTS AND CONTINGENCIES As of September 30, 2023 and 2022, the Company has no material commitments and contingencies.